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                        SUPPLEMENT TO THE PROSPECTUS OF
                            TCW GALILEO FUNDS, INC.

                            Dated: November 15, 2001

    The I Class Diversified Value and I Class Income + Income Funds are not available for investment.

                                                               December 17, 2001